EARNINGS PER SHARE	0 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 19—EARNINGS PER SHARE:

The net income attributable to Teva and the weighted average number of shares used in computation of basic and diluted earnings per share for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009

	(U.S. in millions)
Net income attributable to Teva	$2,759	$3,331	$2,000
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	*	44	1
Net income used for the computation of diluted earnings per share	$2,759	$3,375	$2,001

Weighted average number of shares used in the computation of basic earnings per share	890	896	872
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	2	6	7
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	1	19	17
Weighted average number of shares used in the computation of diluted earnings per share	893	921	896

* Represents an amount of less than $0.5 million.

<>In computing diluted earnings per share for the years ended December 31, 2009, no account was taken of the potential dilution of convertible senior debentures, issuable upon assumed conversion, amounting to 16 million weighted average shares since they had an anti-dilutive effect on earnings per share.

<>The following table details the number of ordinary shares and special shares less treasury shares as of each balance sheet date:

	December 31,
	2011	2010	2009

	(Number of shares, in millions)
Ordinary shares—issued	942	937	923
Special shares—exchangeable into ordinary shares (see note 13a)	5	5	5
	947	942	928
Less—treasury shares	59	40	38
	888	902	890